Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
15. Intangible Assets
15.1 Details of intangible assets as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	903,003	￦	—	￦	(70,517)	￦	12,669	￦	845,155
Other intangible assets		3,142,544		(2,096,463)		(32,766)		—		1,013,315

	￦	4,045,547	￦	(2,096,463)	￦	(103,283)	￦	12,669	￦	1,858,470

	December 31, 2023
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	918,913	￦	—	￦	(76,785)	￦	24,846	￦	866,974
Other intangible assets		3,572,298		(2,456,769)		(31,645)		—		1,083,884

	￦	4,491,211	￦	(2,456,769)	￦	(108,430)	￦	24,846	￦	1,950,858

15.2 Details of goodwill as of December 31, 2022 and 2023, are as follows:

	December 31, 2022				December 31, 2023
	Acquisition cost		Carrying amount 1		Acquisition cost		Carrying amount 1
	(In millions of Korean won)
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
Kookmin Bank Cambodia PLC.		1,202		—		—		—
KB Securities Co., Ltd.		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,404		115,343		57,403
KB Securities Vietnam Joint Stock Company		13,092		13,947		13,092		13,820
KB Daehan Specialized Bank Plc. 2		1,515		1,712		6,189		—
KB PRASAC Bank Plc. 3		—		—		398,144		422,575
PRASAC Microfinance Institution Plc. 3		396,942		415,332		—		—
PT Sunindo Kookmin Best Finance		2,963		2,817		2,963		2,911
PT Bank KB Bukopin Tbk		89,220		83,619		89,220		86,410
PT. KB Finansia Multi Finance		51,820		51,376		51,820		53,089
PT. KB Valbury Sekurita		11,070		10,713		11,070		11,070
Teamwink Inc.		—		—		15,910		15,910
I-Finance Leasing 2		4,674		4,449		—		—

	￦	903,003	￦	845,155	￦	918,913	￦	866,974

1	Includes the effect of exchange differences and others.
2	As of December 31, 2023, calculated by summing up KB Daehan Specialized Bank Plc. and I-Finance Leasing due to planning to merge in 2024.
3	Kookmin Bank Cambodia PLC. merged with KB PRASAC BANK PLC. on September 1, 2023.
15.3 Changes in accumulated impairment losses of goodwill for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning	Impairment	Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦ —	￦	—	￦ (70,517)

	2023
	Beginning	Impairment	Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦ (6,268)	￦	—	￦ (76,785)

15.4 Details of goodwill allocation to cash-generating units and related information for impairment testing as of December 31, 2023 are as follows:

		December 31, 2023
		Carrying amount of goodwill		Recoverable amount exceeding carrying amount 1		Discount rate (%)	Permanent growth rate (%)
		(In millions of Korean won)
Housing & Commercial Bank	Retail banking	￦	49,315	￦	5,740,481	14.72	1.00
	Corporate banking		15,973		13,290,555	14.32	1.00
	KB Securities Co., Ltd.		58,889		295,887	17.03	1.00
	KB Capital Co., Ltd.		79,609		807,090	14.96	1.00
	KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		57,403		440,659	13.00	1.00
	KB Securities Vietnam Joint Stock Company		13,820		3,869	18.43	1.00
	KB Daehan Specialized Bank Plc.		—		(6,652)	22.30	1.00
	PT Bank KB Bukopin Tbk		86,410		513,845	23.58	3.00
	KB PRASAC Bank Plc.		422,575		76,653	26.74	3.00
	PT Sunindo Kookmin Best Finance		2,911		4,147	17.53	—
	PT. KB Finansia Multi Finance		53,089		5,956	14.24	1.00
	PT. KB Valbury Sekurita		11,070		21,764	12.16	1.00
	Teamwink Inc. 2		15,910		—	—	—

		￦	866,974	￦	21,194,254

1	The recoverable amount exceeding carrying amount is the amount at the time of impairment testing.
2	In December 2023, KB Capital Co., Ltd. incorporated Teamwink Inc. as a subsidiary, and did not conduct a goodwill impairment test.
For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment.
Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit including the goodwill with the recoverable amount of the unit.
The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal is the amount obtainable from the disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. If it is difficult to measure the amount obtainable from the disposal of the cash-generating unit, the disposal amount of a similar cash-generating unit in the past transaction is used by reflecting the characteristics of the cash-generating unit to be measured. If it is not possible to obtain reliable information to measure the fair value less costs of disposal, the Group uses the asset’s value in use as its recoverable amount.

Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The estimated future cash flows are based on the most recent financial budget approved by management with maximum period of 5 years. In relation to subsequent cash flows, it is assumed that cash flows will grow at a certain permanent growth rate. The key assumptions used for the estimation of the future cash flows are based on the market size and the Group’s market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium, and the risks specific to the cash-generating unit.
15.5 Details of intangible assets other than goodwill as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	4,740	￦	(2,913)	￦	(716)	￦	1,111
Software		2,260,879		(1,640,631)		—		620,248
Other intangible assets		841,785		(420,381)		(32,050)		389,354
Right-of-use assets		35,140		(32,538)		—		2,602

	￦	3,142,544	￦	(2,096,463)	￦	(32,766)	￦	1,013,315

	December 31, 2023
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	4,541	￦	(2,740)	￦	(715)	￦	1,086
Software		2,503,883		(1,936,689)		(840)		566,354
Other intangible assets		1,028,747		(483,808)		(30,090)		514,849
Right-of-use assets		35,127		(33,532)		—		1,595

	￦	3,572,298	￦	(2,456,769)	￦	(31,645)	￦	1,083,884

15.6 Changes in intangible assets other than goodwill for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	1,103	￦	254	￦	—	￦	(246)	￦	—	￦	1,111
Software		578,941		290,229		(332)		(249,050)		460		620,248
Other intangible assets 2		396,747		69,596		(10,192)		(62,270)		(4,527)		389,354
Right-of-use assets		3,614		—		—		(1,012)		—		2,602

	￦	980,405	￦	360,079	￦	(10,524)	￦	(312,578)	￦	(4,067)	￦	1,013,315

	2023
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	1,111	￦	243	￦	—	￦	(268)	￦	—	￦	—	￦	1,086
Software		620,248		238,191		—		(291,422)		23		(686)		566,354
Other intangible assets 2		389,354		239,749		(7,761)		(96,674)		4,991		(14,810)		514,849
Right-of-use assets		2,602		—		—		(1,007)		—		—		1,595

	￦	1,013,315	￦	478,183	￦	(7,761)	￦	(389,371)	￦	5,014	￦	(15,496)	￦	1,083,884

1	Includes ￦ 26,692 million and ￦ 44,286 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2022 and 2023, respectively.
2
Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.

15.7 Changes in accumulated impairment losses of other intangible assets for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (34,887)	￦ (1,301)	￦	425	￦	2,997	￦ (32,766)

	2023
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (32,766)	￦ (12,876)	￦	2,119	￦	11,878	￦ (31,645)